Segment Information (Detail) - Geographic Information (USD $)	3 Months Ended									12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011
Net revenue:
Revenue,net	$ 2,130	$ 350	$ 249,470	$ 248,070	$ 449,195	$ 448,960	$ 450,360	$ 86,915	$ 16,958	$ 947,085	$ 1,003,193
United States [Member]
Net revenue:
Revenue,net										4,275	101,823
Taiwan [Member]
Net revenue:
Revenue,net										940,010	872,670
Other International [Member]
Net revenue:
Revenue,net										$ 2,800	$ 28,700